Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property and Equipment [Abstract]
Schedule of property and equipment
	Useful life	December 31,
	Years	2016	2015

Fixture, furniture and office equipment	5	$60,017	$63,474
Vehicles	5	493,955	528,424
Less: accumulated depreciation		(464,230)	(434,399)
Property and equipment, net		$89,742	$157,499